CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (142,734)	$ (76,220)	$ (75,556)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	13,636	7,499	6,301
Non-cash rent expense	377	37	(120)
Non-cash interest expense	424	31	1,487
Stock-based compensation expense	17,613	7,210	4,500
Advertising expense paid through issuance of common stock and warrants	1,802	1,934	1,252
Amortization of debt discount			141
Gain on derivative fair value adjustment			(184)
Loss on exit activities	179		877
Loss on disposal of assets	730		185
Loss on conversion of promissory notes			650
Loss from equity method investment	479
Gain on initial equity method investment	(3,000)
Deferred income taxes	54	19	145
Changes in operating assets and liabilities:
Cash reserved for users	(32,302)	(22,633)	(17,346)
Receivables reserved for users	1,506	(4,087)	5,680
Prepaid expenses and other current assets	(9,554)	(2,214)	(4,175)
Deposits	(930)	728	(133)
Accounts payable and accrued expenses	27,946	5,699	(29,793)
Other long-term liabilities	18,028	12,068	5,307
Settlement liability	(3,400)	(2,212)	783
Liabilities to users	30,266	26,562	11,562
Net cash used in Operating Activities	(78,880)	(45,579)	(88,437)
Cash Flows from Investing Activities:
Purchases of property and equipment	(16,703)	(13,683)	(599)
Capitalization of internal-use software costs	(14,816)	(12,738)	(7,116)
Acquisition of state licenses	(10,752)	(251)
Net cash used in investing activities	(42,271)	(26,672)	(7,715)
Cash Flows from Financing Activities:
Net proceeds from term note	3,000
Repayment of notes payable		(1,250)
Net proceeds from issuance of common stock	439
Net cost due to conversion of Series E Stock			(272)
Net proceeds from issuance of convertible promissory notes	68,087
Proceeds from exercise of stock options	1,148	552	180
Net cash provided by Financing Activities	79,776	140,892	118,531
Net Increase (Decrease) in Cash	(41,375)	68,641	22,379
Cash at Beginning of Year	117,908	49,267	26,888
Cash at End of Period	76,533	117,908	49,267
Supplemental Disclosure of Noncash Investing and Financing Activities
Non-cash redemption of Series F redeemable convertible preferred to stock through issuance of promissory notes	11,000
Accretion of Series E-1 and F Redeemable Convertible Preferred Stock	992	678	1,513
Conversion of Series A through E of preferred stock to common stock			$ 654,103
Conversion of convertible notes into preferred stock			160,928
Common stock issued		340
Acquisition of state licenses included in accounts payable and accrued expenses	1,000
Supplemental Disclosure of Cash Activities
Cash paid for interest	260	261	$ 285
Series E-1 redeemable convertible preferred stock
Cash Flows from Financing Activities:
Net proceeds due to issuance of Redeemable Convertible Preferred Stock			$ 118,623
Series F redeemable convertible preferred stock
Cash Flows from Financing Activities:
Net proceeds due to issuance of Redeemable Convertible Preferred Stock	7,824	$ 141,590
Repurchase of Redeemable Convertible Preferred Stock	$ (722)